Document Information	Feb. 23, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 23, 2024
Entity Registrant Name	ZIONS BANCORPORATION, NATIONAL ASSOCIATION
Entity Incorporation, State or Country Code	X1
Entity File Number	001-12307
Entity Tax Identification Number	87-0189025
Entity Address, Address Line One	One South Main,
Entity Address, City or Town	Salt Lake City,
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84133-1109
City Area Code	(801)
Local Phone Number	844-7637
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000109380
Common Stock [Member] | NASDAQ - ALL MARKETS [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	ZION
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	ZION
Series A Floating-Rate Non-Cumulative Perpetual Preferred Stock [Member] | NASDAQ - ALL MARKETS [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Floating-Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	ZIONP
Security Exchange Name	NASDAQ
Title of 12(b) Security	Series A Floating-Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	ZIONP
Series G Fixed/Floating-Rate Non-Cumulative Perpetual Preferred Stock [Member] | NASDAQ - ALL MARKETS [Member]
Document Information [Line Items]
Title of 12(b) Security	Series G Fixed/Floating-Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	ZIONO
Security Exchange Name	NASDAQ
Title of 12(b) Security	Series G Fixed/Floating-Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	ZIONO
Fixed-to-Floating 6.95% Rate Subordinated Notes Due September 14, 2028 [Member] | NASDAQ - ALL MARKETS [Member]
Document Information [Line Items]
Title of 12(b) Security	6.95% Fixed-to-Floating Rate Subordinated Notes due September 15, 2028
Trading Symbol	ZIONL
Security Exchange Name	NASDAQ
Title of 12(b) Security	6.95% Fixed-to-Floating Rate Subordinated Notes due September 15, 2028
Trading Symbol	ZIONL